[SCHWABFUNDS(R) LOGO]


                        SCHWAB RETIREMENT MONEY FUND(R)



                        ANNUAL REPORT
                        DECEMBER 31, 1995
                        -------------------------------------------------------

                            [SchwabFunds(R) Logo]





DEAR SHAREHOLDER,

I'm pleased to report to you on the performance of the Schwab Retirement Money Fund(R) for the annual reporting period ended December 31, 1995. During the period, the Fund provided you with current income consistent with preservation of capital. By the end of the reporting period, the Schwab Retirement Money Fund's net assets stood at almost $99 million.

PERFORMANCE REVIEW
The table below presents 7-day average yields for the Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value.

   _____________________________________________________________________

                             7-DAY AVERAGE YIELDS
                           (As of December 31, 1995)

                                                     Current    Compound
   _____________________________________________________________________

   Schwab Retirement Money Fund                       5.12%       5.25%
   _____________________________________________________________________

Enclosed you will find a complete listing of the Fund's holdings as of December 31, 1995.

We appreciate your trust in SchwabFunds(R), and look forward to continuing to help you achieve your financial goals in the future.

                                     Sincerely,

                                     /s/ Charles R. Schwab

                                     Charles R. Schwab
                                     Chairman
                                     The Charles Schwab Family of Funds

SchwabFunds(R)
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SCHWAB RETIREMENT MONEY FUND(R)
Portfolio Summary

--------------------------------------------------------------------------------

                                  ASSET GROWTH

        Total                        Total                        Percentage
     Net Assets                    Net Assets                     Growth Over
   as of 12/31/95                as of 12/31/94                    Reporting
       (000s)                        (000s)                         Period
--------------------------------------------------------------------------------
       $98,992                      $31,415                          215%
--------------------------------------------------------------------------------



                      AVERAGE YIELDS FOR THE PERIODS ENDED
                                DECEMBER 31, 1995

        Last                         Last                            Last
     Seven Days                  Three Months                    Twelve Months
--------------------------------------------------------------------------------
        5.12%                       5.14%                            5.30%
--------------------------------------------------------------------------------



                                MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range                  3/31/95          6/30/95          9/30/95       12/31/95
----------------------------------------------------------------------------------------
     0 - 15 Days                14.4%            13.2%           24.9%           34.6%
    16 - 30 Days                22.2             45.8            29.7            28.0
    31 - 60 Days                32.6             18.2            18.2            11.4
    61 - 90 Days                29.1             15.5            17.2            10.2
   91 - 120 Days                 0.0              3.7             5.4             7.0
   Over 120 Days                 1.7              3.6             4.6             8.8
Weighted Average                44 Days          40 Days         44 Days         49 Days
----------------------------------------------------------------------------------------



                                PORTFOLIO QUALITY

                                                     Percent of
                     SEC Tier                        Net Assets
                      Rating                          12/31/95
                     ------------------------------------------
                      Tier 1                           100.0%
                      Tier 2                             0.0
                     ------------------------------------------

SchwabFunds(R)                                                                 1
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SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                                       PAR                 VALUE
                                                                                       ---                 -----
CORPORATE OBLIGATIONS--69.4%(a)
ASSET BACKED SECURITIES--11.5%
Alamo Funding, LP
     5.86%, 01/19/96                                                                  $1,000               $   997
Apreco, Inc.
     5.80%, 01/22/96                                                                   4,000                 3,987
Asset Securitization Cooperative Corp.
     5.83%, 02/01/96                                                                   2,000                 1,990
Broadway Capital Corp.
     5.95%, 01/03/96                                                                   1,523                 1,523
Preferred Receivables Funding Corp.
     5.79%, 01/11/96                                                                   2,000                 1,997
Sheffield Receivables Corp.
     5.80%, 01/30/96                                                                   1,000                   995
                                                                                                           -------
                                                                                                            11,489
                                                                                                           -------
AUTOMOTIVE--5.5%
General Motors Acceptance Corp.
     5.79%, 02/05/96                                                                   1,500                 1,492
     5.82%, 02/14/96                                                                   3,000                 2,979
Renault Credit International SA Banque
     5.88%, 01/25/96                                                                   1,000                   996
                                                                                                           -------
                                                                                                             5,467
                                                                                                           -------
BANKING--AUSTRALIA-1.0%
National Australia Funding (Delaware), Inc.
     5.53%, 06/12/96                                                                   1,000                   976
                                                                                                           -------
BANKING--BELGIUM--2.9%
Generale Bank, Inc.
     5.81%, 04/04/96                                                                   3,000                 2,956
                                                                                                           -------
BANKING--CANADA--1.0%
Toronto-Dominion Holdings
     5.51%, 07/10/96                                                                   1,000                   972
                                                                                                           -------
BANKING--DOMESTIC BANK HOLDING COMPANY--3.9%
Bankers Trust New York Corp.
     5.81%, 01/29/96                                                                   2,000                 1,991

SchwabFunds(R)                                                                 2
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SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                                            PAR            VALUE
                                                                                            ---            -----
CORPORATE OBLIGATIONS (CONTINUED)
NationsBank Corp.
     5.55%, 05/21/96                                                                       $1,000          $   979
     5.61%, 05/28/96                                                                        1,000              978
                                                                                                           -------
                                                                                                             3,948
                                                                                                           -------
BANKING--FRANCE--1.0%
Societe Generale, N.A.
     5.80%, 03/08/96                                                                        1,000              989
                                                                                                           -------
BANKING--GERMANY--4.3%
Kredietbank N.A. Finance Corp.
     5.78%, 01/11/96                                                                        3,000            2,995
     5.83%, 03/01/96                                                                        1,300            1,288
                                                                                                           -------
                                                                                                             4,283
                                                                                                           -------
BANKING--ITALY--1.0%
Cariplo Finance, Inc.
     5.76%, 02/22/96                                                                        1,000              992
                                                                                                           -------
FINANCE (COMMERCIAL)--2.9%
General Electric Capital Corp.
     5.74%, 03/06/96                                                                        1,000              990
     5.63%, 03/25/96                                                                        1,000              987
     5.62%, 05/07/96                                                                        1,000              981
                                                                                                           -------
                                                                                                             2,958
                                                                                                           -------
FINANCE (CONSUMER)--2.0%
Associates Corp. of North America
     5.65%, 05/09/96                                                                        2,000            1,960
                                                                                                           -------
GOVERNMENT LOCALITY--FOREIGN--4.0%
New South Wales Treasury Corp.
     5.81%, 01/10/96                                                                        4,000            3,994
                                                                                                           -------
MINING AND MINERAL RESOURCES--2.0%
BHP Finance (U.S.A.), Inc.
     5.70%, 02/21/96                                                                        1,000              992

SchwabFunds(R)                                                                3
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-------------------------------------------------------------------------------

                                                                                       PAR                 VALUE
                                                                                       ---                 -----
CORPORATE OBLIGATIONS (CONTINUED)
BHP Finance (U.S.A.), Inc.
     5.76%, 03/05/96                                                                 $ 1,000               $   990
                                                                                                           -------
                                                                                                             1,982
                                                                                                           -------
MORTGAGE BANKING--4.0%
Fleet Mortgage Group, Inc.
     5.85%, 01/26/96                                                                   3,000                 2,988
     5.80%, 02/23/96                                                                   1,000                   992
                                                                                                           -------
                                                                                                             3,980
                                                                                                           -------
SECURITIES BROKERAGE-DEALER--19.4%
BT Securities Corp.
     5.80%, 01/03/96                                                                   3,000                 2,999
     5.83%, 01/30/96                                                                   1,000                   995
Bear Stearns Companies, Inc.
     5.80%, 01/12/96                                                                   2,500                 2,496
Goldman Sachs Group, LP
     5.82%, 01/12/96                                                                   1,000                   998
     5.77%, 03/22/96                                                                   3,000                 2,962
Lehman Brothers Holdings, Inc.
     5.85%, 01/23/96                                                                   4,000                 3,986
Morgan Stanley Group, Inc.
     5.83%, 01/08/96                                                                   1,000                   999
     5.78%, 02/08/96                                                                   1,000                   994
Nomura Holdings America, Inc.
     5.92%, 01/04/96                                                                   1,000                 1,000
     5.83%, 03/13/96                                                                   1,000                   989
Paine Webber Group, Inc.
     5.96%, 01/09/96                                                                   1,000                   999
                                                                                                           -------
                                                                                                            19,417
                                                                                                           -------

SchwabFunds(R)                                                                 4
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SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                                      PAR                  VALUE
                                                                                      ---                  -----
CORPORATE OBLIGATIONS (CONTINUED)
STUDENT LOANS--3.0%
Student Loan Corp.
     5.80%, 01/12/96                                                                 $ 3,000               $ 2,995
                                                                                                           -------
TOTAL CORPORATE OBLIGATIONS
(Cost $69,358)                                                                                              69,358
                                                                                                           -------
AGENCY OBLIGATIONS--3.0%
COUPON NOTES--3.0%
Federal National Mortgage Assoc.
     5.91%, 08/19/96                                                                   3,000                 3,005
                                                                                                           -------
TOTAL AGENCY OBLIGATIONS
(Cost $3,005)                                                                                                3,005
                                                                                                           -------
CERTIFICATES OF DEPOSIT--24.0%
BANKING--CANADA--4.0%
Canadian Imperial Bank of Commerce
     5.81%, 01/24/96                                                                   4,000                 4,000
                                                                                                           -------
BANKING--DOMESTIC--4.0%
MBNA America Bank N.A.
     5.63%, 04/16/96                                                                   4,000                 4,000
                                                                                                           -------
BANKING--FRANCE--2.0%
Societe Generale
     5.80%, 01/25/96                                                                   2,000                 2,000
                                                                                                           -------
BANKING--JAPAN--8.0%
Dai-Ichi Kangyo Bank, Ltd.
     6.20%, 01/12/96                                                                   1,000                 1,000
     6.14%, 01/12/96                                                                   1,000                 1,000
     6.09%, 01/12/96                                                                   1,000                 1,000
Industrial Bank of Japan, Ltd.
     6.25%, 01/02/96                                                                   2,000                 2,000
Mitsubishi Bank, Ltd.
     5.83%, 03/19/96                                                                   1,000                 1,000
Sanwa Bank, Ltd.
     6.22%, 02/21/96                                                                   1,000                 1,000

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SchwabFunds(R)                                                                 5
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--------------------------------------------------------------------------------

                                                                                       PAR                 VALUE
                                                                                       ---                 -----
CERTIFICATES OF DEPOSIT (CONTINUED)
Sumitomo Bank, Ltd.
     6.15%, 01/17/96                                                                 $ 1,000               $ 1,000
                                                                                                           -------
                                                                                                             8,000
                                                                                                           -------
BANKING--NETHERLANDS--2.0%
ABN-AMRO Bank N.V.
     5.58%, 06/05/96                                                                   2,000                 2,000
                                                                                                           -------
BANKING--UNITED KINGDOM--4.0%
Abbey National PLC
     5.80%, 01/16/96                                                                   4,000                 3,996
                                                                                                           -------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $23,996)                                                                                              23,996
                                                                                                           -------

                                                                                    MATURITY
                                                                                    --------

REPURCHASE AGREEMENT--3.6%
Donaldson, Lufkin & Jenrette
     Securities Corp. 5.80%
     Issue Date 12/29/95
     Due 01/02/96
     Collateralized By:
     FNMA: $13,435 Par;
     7.04% Due 04/25/23                                                                3,554                 3,552
                                                                                                           -------
TOTAL REPURCHASE AGREEMENT
(Cost $3,552)                                                                                                3,552
                                                                                                           -------
TOTAL INVESTMENTS--100.0%
(cost $99,911)                                                                                             $99,911
                                                                                                           =======


             See accompanying Notes to Schedule of Investments.

SchwabFunds(R)                                                                 6
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SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS.

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Retirement Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by Fund was $4,508,000 which represented 4.6% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

Abbreviations

FNMA      Federal National Mortgage Association

                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
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SCHWAB RETIREMENT MONEY FUND(R)
Statement of Assets and Liabilities (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $99,911)                                   $ 99,911
Interest receivable                                                          396
Receivable for fund shares sold                                              177
Deferred organization costs                                                   36
Prepaid expenses                                                              23
                                                                        --------
     Total assets                                                        100,543
                                                                        --------


LIABILITIES
Payable for:
  Dividends                                                                  639
  Fund shares redeemed                                                       829
  Investment advisory and administration fee                                  37
  Transfer agency and shareholder service fees                                13
  Other                                                                       33
                                                                        --------
     Total liabilities                                                     1,551

                                                                        --------
Net assets applicable to outstanding shares                             $ 98,992
                                                                        ========

NET ASSETS CONSIST OF:
  Capital paid in                                                       $ 98,992
  Accumulated net realized gain (loss)
     on investments sold                                                     ---
                                                                        --------
                                                                        $ 98,992
                                                                        ========

THE PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                                        98,992

  Net asset value, offering and redemption
     price per share                                                       $1.00


                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
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SCHWAB RETIREMENT MONEY FUND(R)
Statement of Operations (in thousands)
For the year ended December 31, 1995

--------------------------------------------------------------------------------

Interest income                                                          $4,616
                                                                         ------
Expenses:
   Investment advisory and  administration fee                              354
   Transfer agency and shareholder service fees                             192
   Custodian fees                                                            60
   Registration fees                                                         50
   Professional fees                                                         13
   Shareholder reports                                                       18
   Amortization of deferred organization costs                               12
   Insurance and other expenses                                               6
                                                                         ------
                                                                            705
Less expenses reduced                                                      (144)
                                                                         ------
      Total expenses incurred by Fund                                       561
                                                                         ------
Net investment income                                                     4,055

Net realized gain (loss) on investments sold                                ---
                                                                         ------

Increase in net assets resulting from operations                         $4,055
                                                                         ======

                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
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SCHWAB RETIREMENT MONEY FUND(R)
Statement of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                 For the year     For the period
                                                     ended            ended
                                                  December 31,     December 31,
                                                      1995             1994 *
                                                 -------------    --------------
Operations:
  Net investment income                            $   4,055         $    842
  Net realized gain (loss) on investments sold           ---              ---
                                                   ---------         --------
  Increase in net assets resulting
   from operations                                     4,055              842
                                                   ---------         --------

Dividends to shareholders from
  net investment income                               (4,055)            (842)
                                                   ---------         --------

Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                          173,890           84,340
  Net asset value of shares issued in
   reinvestment of dividends                           3,564              661
  Less payments for shares redeemed                 (109,877)         (53,586)
                                                   ---------         --------
  Increase in net assets from
   capital share transactions                         67,577           31,415
                                                   ---------         --------

Total increase in net assets                          67,577           31,415

Net Assets:
  Beginning of period                                 31,415              ---
                                                   ---------         --------
  End of period                                    $  98,992         $ 31,415
                                                   =========         ========

* For the period March 2, 1994 (commencement of operations) to December 31, 1994.

                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
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SCHWAB RETIREMENT MONEY FUND(R)
Notes to Financial Statements
For the year ended December 31, 1995

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab Retirement Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R) and the Schwab Institutional Advantage Money Fund(TM). The assets of each series are segregated and accounted for separately.

The Schwab Retirement Money Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments are stated at amortized cost which approximates market value.

Security transactions and interest income - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements - Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

SchwabFunds(R)                                                                11
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--------------------------------------------------------------------------------

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $354,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .25% of average daily net assets. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $192,000, before Schwab reduced its fees (see Note 4).

Officers and trustees - Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund did not incur fees related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                12
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SCHWAB RETIREMENT MONEY FUND(R)
Notes to Financial Statements
For the year ended December 31, 1995

--------------------------------------------------------------------------------

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager and Schwab was $16,000 and $128,000, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities for the year ended December 31, 1995, aggregated (in thousands) $1,753,661 and $1,685,786, respectively.

SchwabFunds(R)                                                                13
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--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                For the year     For the period
                                                   ended             ended
                                                December 31,      December 31,
                                                    1995             1994(1)
                                                ------------     --------------
Net asset value at beginning of period              $  1.00            $  1.00
Income from investment operations
  Net investment income                                 .05                .03
  Net realized and unrealized gain (loss)
   on investments                                       ---                ---
                                                    -------            -------
  Total from investment operations                      .05                .03
Less distributions
  Dividends from net investment income                 (.05)              (.03)
  Distributions from realized gain
   on investments                                       ---                ---
                                                    -------            -------
  Total distributions                                  (.05)              (.03)
                                                    -------            -------

Net asset value at end of period                    $  1.00            $  1.00
                                                    =======            =======

Total return (%)                                       5.43               3.29
Ratios/Supplemental data
 Net assets, end of period(000s)                    $98,992            $31,415
 Ratio of expenses to average net assets(%)             .73                .73*
 Ratio of net investment income to
  average net assets (%)                               5.28               4.04*

The Investment Manager and Schwab have reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees not been reduced the ratio of expenses to average net assets for the periods ended December 31, 1995 and 1994 would have been .92%, and 1.05%*, respectively, and the ratio of net investment income to average net assets would have been 5.09% and 3.72%*, respectively.

(1) For the period March 2, 1994 (commencement of operations) to
    December 31, 1994.

 *  Annualized

SchwabFunds(R)                                                                14
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To the Board of Trustees
and Shareholders of the Schwab Retirement Money Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Retirement Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996
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                         [SCHWABFUNDS FAMILY(R) LOGO]


INVESTMENT ADVISER: Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104
DISTRIBUTOR: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless
preceded or accompanied by a current prospectus.        TF3961(2/96) CRS 10212